Warrants	3 Months Ended	12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
Warrants and Rights Note Disclosure [Abstract]
Warrants

NOTE 6 – Warrants

As of April 30, 2021, there were 449,281 purchase warrants outstanding and exercisable. The warrants have a weighted average remaining life of 2.1 years and a weighted average exercise price of $2.101 per warrant for one common share. The warrants had an aggregate intrinsic value of $40,764 as of April 30, 2021.

Stock warrants outstanding at April 30, 2021 are as follows:

		Weighted
		average
	Number of warrants	exercise price per share
Outstanding, January 31, 2021	400,166	$2.155
Issued	55,115	1.524
Expired	-	-
Exercised	(6,000)	0.350
Outstanding, April 30, 2021	449,281	$2.101

Exercisable, April 30, 2021	449,281	$2.101

During the three months ended April 30, 2021, the Company issued 55,115 warrants to investors as part of their purchase of common stock. The warrants have a three-year term and are exercisable at any time at exercise prices ranging from $1.426 to $1.646.

As of June 17, 2021, the Company extended all warrants issued by the Company which expired or will expire during the year 2021. These warrants are extended for an additional three years. All other terms of the warrants remain unchanged, including application of the reverse split effective on February 25, 2021.

NOTE 10 – Warrants

As of January 31, 2021, there were 400,166 warrants outstanding and exercisable. The warrants have a three-year term, a weighted average remaining life of 1.23 years and a weighted average exercise price of $2.155 per warrant for one common share. Warrants outstanding at January 31, 2021 and 2020 are as follows:

	Number of warrants	Weighted average exercise price per share

Outstanding, January 31, 2019	308,829	2.586
Issued	64,337	0.769
Expired	-	-
Exercised	-	-
Outstanding, January 31, 2020	373,166	2.273
Issued	27,000	0.522
Expired	-	-
Exercised	-	-
Outstanding, January 31, 2021	400,166	2.155

Exercisable, January 31, 2021	400,166	2.155

The weighted average intrinsic value for warrants outstanding was $136,217 and $5,200 as of January 31, 2021 and 2020, respectively.

On July 12, 2019, the Company issued 43,215 warrants to an investor, who also subsequently became a director of the Company, as part of their purchase of common stock during the year ended January 31, 2020. The warrants have a three-year term and are exercisable at any time at an exercise price of $0.810.

On November 19, 2019, the Company issued 21,122 warrants to an investor, as part of their purchase of common stock during the year ended January 31, 2020. The warrants have a three-year term and are exercisable at any time at an exercise price of $0.6850.

During the year ended January 31, 2021, the Company issued 27,000 warrants to investors as part of their purchase of common stock. The warrants have a three-year term and are exercisable at any time at exercise prices ranging from $0.400 to $0.550.

Extension of Expiration Date

Effective May 1, 2019, the Company extended the due date of all warrants expiring during the three months ended July 31, 2019, totaling 66,002 warrants, for an additional three years. There was no expense related to the extension of these warrants since these were held by investors.

Effective December 5, 2019, the Company extended the due date of all warrants expiring during the five months ending December 31, 2019, totaling 39,000 warrants, for an additional three years. There was no expense related to the extension of these warrants since these were held by investors.

Effective May 27, 2020, the Company extended the due date of all warrants expiring during the 12 months ending December 31, 2020, totaling 45,065 warrants, for an additional three years, including 9,750 warrants previously set to expire in January 2020. There was no expense related to the extension of these warrants since these were held by investors.